Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses consisted of the following:

	September 30,	December 31,
(in thousands)	2024	2023
Accrued bonus	$188	$25
Accrued payroll	396	26
Accrued PTO	21	21
Accrued legal settlement	1,150	—
Accrued royalties	221	208
Accrued professional fees	339	235
Customer deposits	286	46
Other accrued expenses and current liabilities	573	345
Total accrued expenses and other current liabilities	$3,174	$906

Accrued expenses consisted of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Accrued bonus	$25	$145
Accrued payroll	26	193
Accrued PTO	21	188
Accrued offering costs	—	1,490
Accrued licenses	—	2,250
Accrued royalties	208	195
Accrued professional fees	235	—
Customer deposits	46	517
Other accrued expenses and current liabilities	345	326
Total accrued expenses and other current liabilities	$906	$5,304